INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of intangible assets
Intangible assets as of December 31, 2017 included the following:

	Licenses and internal developments	Customer relationships	Non-compete agreement	Total
Useful life (years)	5	3 - 10	3
Cost
Values at beginning of year	18,591	9,634	586	28,811
Additions related to business combinations (note 23)	7	517	—	524
Additions	8,784	—	—	8,784
Translation	(1)	2	—	1
Values at end of year	27,381	10,153	586	38,120

Amortization and impairment
Accumulated at beginning of year	11,935	2,499	586	15,020
Additions	5,391	1,684	—	7,075
Impairment loss recognised in profit or loss (note 4.12)	—	4,708	—	4,708
Translation	(1)	(47)	—	(48)
Accumulated at end of year	17,325	8,844	586	26,755
Carrying amount	10,056	1,309	—	11,365

Intangible assets as of December 31, 2016 included the following:

	Licenses and internal developments	Customer relationships	Non-compete agreement	Total
Useful life (years)	5	3 - 10	3
Cost
Values at beginning of year	12,611	4,334	586	17,531
Additions related to business combinations (note 23)	28	5,054	—	5,082
Additions	5,942	—	—	5,942
Translation	10	246	—	256
Values at end of year	18,591	9,634	586	28,811

Amortization
Accumulated at beginning of year	8,229	1,507	586	10,322
Additions	3,702	926	—	4,628
Translation	4	66	—	70
Accumulated at end of year	11,935	2,499	586	15,020
Carrying amount	6,656	7,135	—	13,791